UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       12/31/00

Check here if Amendment [ ]; Amendment Number:    ______
  This Amendment (Check only one.):               [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               Brian Warner
Address:            767 Third Avenue, 16th Floor
                    New York, NY 10017
                    (212) 593-4538

Form 13F File Number:    28-6744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             ______________________________
Title:            ______________________________
Phone:            ______________________________

Signature, Place, and Date of Signing:
                   /s/ Brian Warner       New York, NY        2/14/01
                ______________________   _______________    ____________
                      [Signature]         [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        30

Form 13F Information Table Value Total:        $146,072,667


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



                                                     Form 13F INFORMATION TABLE

Column 1                     Column 2      Column 3      Column 4          Column 5         Column 6  Column 7         Column 8
--------                    --------     ----------     ---------  ---------------------   --------  -------- ---------------------
                                                                                                                        Voting
                                                                                                                     Authority
                              Title                        Value     Shrs or        Put/  Investment   Other  ---------------------
Name of Issuer              of Class        CUSIP        (x$1000)    prn amt SH/PRN Call  discretion managers  Sole    Shared  None
--------------              --------     -----------     --------  --------- ------ ----  ---------- -------- -------  ------  ----

Gray Communications Sys In      COM       389190 10 9   $4,575,312    311,500                                    X
Weblink Wireless Inc           CL A       94769A 10 1   $2,816,065    819,100                                    X
Alaris Med Inc                  COM       011637 10 5      $37,247    119,000                                    X
North Pittsburgh Sys Inc        COM       661562 10 8   $1,352,670    122,970                                    X
Opti Inc                        COM       683960 10 8     $557,212    114,300                                    X
Park Pl Entmt Corp              COM       700690 10 0     $179,070     15,000                                    X
Casino Data Sys                 COM       147583 10 8     $449,984     64,000                                    X
Hollywood Casino Corp          CL A       436132 20 3   $7,657,843    827,875                                    X
MIM Corp                        COM       553044 10 8       $8,750     10,000                                    X
Niagara Corp                    COM       653349 10 0     $538,037    331,100                                    X
Pioneer Cos Inc                CL A       723643 10 2     $146,656    213,163                                    X
Teligent Inc                   CL A       87959Y 10 3      $38,760     20,000                                    X
Vicinity Corp                   COM       925653 10 7     $207,830     70,000                                    X
Wyndham Intl Inc               CL A       983101 10 6   $4,812,500  2,750,000                                    X
Corecomm LTD                    Ord       G2422R 10 9   $1,821,713    367,800                                    X
AT&T Corp                       COM       001957 10 9   $4,760,192    274,949                                    X
Avatar Hldgs Inc                COM       053494 10 0   $4,939,025    322,800                                    X
Avatar Hldgs Inc              SUB NT
                              CONV 7%05   053494 AD 2   $2,223,000  2,470,000                                    X
Crestline Cap Corp              COM       226153 10 4  $38,689,375  1,502,500                                    X
Dobson Communications Corp     CL A       256069 10 5     $511,875     35,000                                    X
Endo Pharmaceuticals Hldgs Inc  COM       29264F 20 5     $148,200     24,700                                    X
Isle of Capri Casinos Inc       COM       464592 10 4  $17,297,500  1,628,000                                    X
Mariner Post-Acute Network Inc  COM       568459 10 1       $3,724     86,620                                    X
Pricesmart Inc                  COM       741511 10 9  $16,669,268    507,050                                    X
Penwest Pharmaceuticals Co      COM       709754 10 5   $3,268,138    252,600                                    X
R H Donnelley Corp            COM NEW     74955W 30 7   $1,215,650     50,000                                    X
AT&T Corp                     COM
                              LIB GRP A   001957 20 8  $18,563,244  1,368,668                                    X
Syntellect Inc                  COM       87161L 10 5     $180,887     49,900                                    X
Sun Intl Hotels Ltd             ORD       P8797T 13 3   $2,288,550     96,360                                    X
Saga Communications            CL A       786598 10 2  $10,114,390    679,959                                    X

                                                      ------------
TOTAL                                                 $146,072,667